Business Combinations (Tables)	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition	Results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since the acquisition dates.

	RMB	US$
	(In millions)
Purchase consideration	816	115

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	576	81
Intangible assets, net	501	71
Deferred tax liabilities	(86)	(12)
Pre-existing interests	(579)	(82)
Noncontrolling interests	(113)	(16)
Goodwill	517	73

	816	115